Consolidated Balance Sheet (Parenthetical)	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2020 $ / shares shares	Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2019 $ / shares shares
Statement Of Financial Position [Abstract]
Par value per share | (per share)	₨ 5	$ 0.16	₨ 5	$ 0.16
Number of shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000
Number of shares issued, net	4,240,753,210	4,240,753,210	4,335,954,462	4,335,954,462
Number of shares outstanding	4,240,753,210	4,240,753,210	4,335,954,462	4,335,954,462
Treasury shares	18,239,356	18,239,356	20,324,982	20,324,982